                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2004

Check here if Amendment [ ];  Amendment Number:  ____
          This Amendment (Check only one.):       [ ] is a restatement.
                                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:              Menno Insurance Service d/b/a MMA Capital Management
Address:           1110 North Main Street
                   Goshen
                   Indiana  46528

13F File Number:   28-6988

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:              Howard L. Brenneman
Title:             President
Phone:             574/533-9511

Signature, Place, and Date of Signing:

           /s/  Howard L. Brenneman       Goshen, IN             4/20/04
           ------------------------       -------------          -------
                  [Signature]             [City, State]          [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

        FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                   -0-

Form 13F Information Table Entry Total:         $198,315,850.00

Form 13F Information Table Value Total:         $208,235,536.00

                                                 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

          No.                       13F File Number         Name

          ________________          28 - _________          __________________

          [Repeat as necessary.]

MENNO INSURANCE SERVICE

                                  Title                                                      Investment
Issuer                            of Class    Cusip          Market Value        Shares      Discretion    Voting   Authority
------                            --------    -----          ------------        ------      ----------    ------   ---------
AT&T Wireless Services Inc        Common      00209A106        260,795           19,162      Sole          Sole      19162
Air Products & Chemicals Inc      Common      009158106      2,795,944           55,785      Sole          Sole      55785
Allstate Corp                     Common      020002101      4,154,999           91,399      Sole          Sole      91399
American International Group      Common      026874107      5,260,564           73,729      Sole          Sole      73729
Anadarko Petroleum Corp           Common      032511107      2,742,409           52,881      Sole          Sole      52881
Applied Materials                 Common      038222105        710,289           33,300      Sole          Sole      33300
BB&T Corp                         Common      054937107        212,329            6,015      Sole          Sole      6015
BP PLC                            Common      055622104      7,964,928          155,565      Sole          Sole      155565
Bank of America Corp              Common      060505104      5,191,952           64,114      Sole          Sole      64114
Bank One Corp                     Common      06423A103      3,555,631           65,217      Sole          Sole      65217
Bellsouth Corp                    Common      079860102        581,795           21,011      Sole          Sole      21011
Biomet Inc                        Common      090613100      1,772,213           46,200      Sole          Sole      46199.5
Cardinal Health Inc               Common      14149Y108      6,688,468           97,075      Sole          Sole      97075
Chubb Corp                        Common      171232101      2,763,102           39,734      Sole          Sole      39734
Cisco Systems Inc                 Common      17275R102      3,057,029          129,700      Sole          Sole      129700
Citigroup Inc                     Common      172967101      6,640,865          128,450      Sole          Sole      128450
Comcast Corp                      Common      20030N101        687,565           23,907      Sole          Sole      23907
Comcast Corp                      Common      20030N200        293,901           10,553      Sole          Sole      10553
ConocoPhillips                    Common      20825C104        556,386            7,970      Sole          Sole      7970
Darden Restaurants Inc            Common      237194105      1,019,241           41,115      Sole          Sole      41115
Dell Inc                          Common      24702R101      2,175,214           64,700      Sole          Sole      64700
Dollar General Corp               Common      256669102      2,572,070          133,962      Sole          Sole      133962
Dover Corp                        Common      260003108      2,571,575           66,329      Sole          Sole      66329
Ensco International               Common      26874Q100        902,708           32,045      Sole          Sole      32045
Emerson Electric Co               Common      291011104      4,249,826           70,925      Sole          Sole      70925
Federal Home Loan Mortgage        Common      313400301        208,246            3,526      Sole          Sole      3526
Federal National Mortgage Assn    Common      313586109      4,966,580           66,800      Sole          Sole      66800
FEDEX Corp                        Common      31428X106      1,070,354           14,241      Sole          Sole      14241

TUESDAY, APRIL 20, 2004                                              PAGE 1 OF 3

                                  Title                                                      Investment
Issuer                            of Class    Cusip          Market Value        Shares      Discretion    Voting   Authority
------                            --------    -----          ------------        ------      ----------    ------   ---------
First Data Corp                   Common      319963104      2,419,984             57,400    Sole          Sole      57400
FleetBoston Financial Corp        Common      339030108        559,544             12,462    Sole          Sole      12462
Ford Motor Co                     Common      345370860        286,205             21,091    Sole          Sole      21091
Gannett Co                        Common      364730101      2,296,664             26,057    Sole          Sole      26057
General Mills Inc                 Common      370334104      1,731,361             37,090    Sole          Sole      37090
Gillette Company                  Common      375766102      2,150,500             55,000    Sole          Sole      55000
Goldman Sachs Group Inc           Common      38141G104      1,964,076             18,822    Sole          Sole      18822
Hewlett Packard Co                Common      428236103      1,562,736             68,421    Sole          Sole      68421
Intel Corp                        Common      458140100      3,130,720            115,100    Sole          Sole      115100
International Paper Co            Common      460146103        223,429              5,287    Sole          Sole      5287
JP Morgan Chase & Co              Common      46625H100      1,005,751             23,975    Sole          Sole      23975
Jabil Circuit Inc                 Common      466313103      2,916,042             99,084    Sole          Sole      99084
Johnson & Johnson                 Common      478160104      4,657,364             91,825    Sole          Sole      91825
Kimberly-Clark Corp               Common      494368103      3,016,180             47,800    Sole          Sole      47800
Lehman Brothers Holdings          Common      524908100        267,670              3,230    Sole          Sole      3230
Lowe's Companies                  Common      548661107      3,625,998             64,600    Sole          Sole      64600
MBNA Corp                         Common      55262L100      2,863,048            103,621    Sole          Sole      103621
Masco Corp                        Common      574599106      4,442,840            145,954    Sole          Sole      145954
McDonalds Corp                    Common      580135101        412,237             14,429    Sole          Sole      14429
Medtronic, Inc                    Common      585055106      4,685,469             98,125    Sole          Sole      98125
Merck & Co Inc                    Common      589331107      3,186,099             72,100    Sole          Sole      72100
Merrill Lynch Co                  Common      590188108        383,686              6,442    Sole          Sole      6442
MetLife Inc                       Common      59156R108        312,414              8,756    Sole          Sole      8756
Microsoft Corp                    Common      594918104      4,547,232            182,400    Sole          Sole      182400
Morgan Stanley Dean Witter        Common      617446448        732,179             12,778    Sole          Sole      12778
National City Corp                Common      635405103        237,995              6,689    Sole          Sole      6689
Newell Rubbermaid, Inc            Common      651229106      2,756,067            118,796    Sole          Sole      118796
Norfolk Southern Corp             Common      655844108      2,356,186            106,663    Sole          Sole      106663
Oracle Corp                       Common      68389X105      2,083,800            173,650    Sole          Sole      173650
Pepsico Inc                       Common      713448108      5,283,493             98,115    Sole          Sole      98115

TUESDAY, APRIL 20, 2004                                              PAGE 2 OF 3

                                  Title                                                      Investment
Issuer                            of Class    Cusip          Market Value        Shares      Discretion    Voting   Authority
------                            --------    -----          ------------        ------      ----------    ------   ---------
Pfizer Inc                        Common      717081103      6,398,378            182,550    Sole          Sole      182550
Pitney Bowes Inc                  Common      724479100      4,099,082             96,200    Sole          Sole      96200
Procter & Gamble Co               Common      742718109      5,146,986             49,075    Sole          Sole      49075
Protective Life                   Common      743674103      1,797,600             48,000    Sole          Sole      48000
Royal Dutch Petro                 Common      780257804      1,154,767             24,270    Sole          Sole      24270
SBC Communications Inc            Common      78387G103      2,601,436            106,008    Sole          Sole      106008
Sara Lee Corp                     Common      803111103      1,958,656             89,600    Sole          Sole      89600
Schlumberger Ltd                  Common      806857108      1,398,315             21,900    Sole          Sole      21900
Shell Transportation & Trading    Common      822703609        740,690             18,559    Sole          Sole      18559
Sonoco Products                   Common      835495102      2,634,380            108,500    Sole          Sole      108500
Sprint Corp                       Common      852061100        184,798             10,027    Sole          Sole      10027
Sun Microsystems Inc              Common      866810104         98,708             23,671    Sole          Sole      23671
Suntrust Banks                    Common      867914103        215,962              3,098    Sole          Sole      3098
Sysco Corp                        Common      871829107      2,375,216             60,825    Sole          Sole      60825
Target Corp                       Common      87612E106      4,985,928            110,700    Sole          Sole      110700
Texas Instruments Inc             Common      882508104      1,621,710             55,500    Sole          Sole      55500
Thomas & Betts Corp               Common      884315102      1,134,640             52,000    Sole          Sole      52000
3M Co                             Common      88579Y101      1,363,136             16,650    Sole          Sole      16650
Time Warner Inc                   Common      887317105      2,194,059            130,134    Sole          Sole      130134
U.S. Bancorp                      Common      902973304        606,309             21,928    Sole          Sole      21928
Verizon Communications Inc        Common      92343V104      2,916,184             79,808    Sole          Sole      79808
Wachovia Corp                     Common      929903102        707,350             15,050    Sole          Sole      15050
Washington Mutual Inc             Common      939322103        268,475              6,286    Sole          Sole      6286
Wells Fargo & Company             Common      949746101      5,537,906             97,722    Sole          Sole      97722
Wendys International Inc          Common      950590109      1,583,573             38,918    Sole          Sole      38918
Ingersoll Rand Co                 Common      G4776G101      1,820,529             26,911    Sole          Sole      26911
Transocean Sedco Forex Inc        Common      G90078109      1,047,130             37,545    Sole          Sole      37545
Aggregate Total                                            208,235,536          5,368,563

Tuesday, April 20, 2004                                              Page 3 of 3

FMV OF ALL LISTED SECURITIES

SUMOFFAIR MARKET VALUE
======================
          198,315,850.00

TUESDAY, APRIL 20, 2004                                              PAGE 1 OF 1